CORE DEPOSIT INTANGIBLE (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization of core deposit intangible	$ 75,000	$ 264,000